Guarantees	12 Months Ended
Dec. 31, 2015
Parent Company [Member]
Guarantees

NOTE E —GUARANTEES:

Africa Tanker Corporation, a subsidiary of OIN, has a 50% investment in a joint venture that owns and operates two Floating, Storage and Offloading (“FSO”) Service Vessels. The joint venture has secured bank financing, for which the joint venture partners severally issued guarantees. The Parent’s several guarantee is for 50% of such joint venture debt outstanding, which was $104,200 and $145,396 as of December 31, 2015 and 2014, respectively. See Note 7, “Equity Method Investments,” to the Company’s consolidated financial statements set forth in Item 8, “Financial Statements and Supplementary Data,” for additional information relating to the FSO joint venture.

The Parent has issued performance guarantees under lease agreements for certain chartered-in International Flag vessels.